CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net increase in cash and cash equivalents	$ 21,261	$ 45,675	$ 49,930
Cash and cash equivalents, beginning of year	207,834	162,159	112,229
Cash and cash equivalents, end of year	229,095	207,834	162,159
Parent Company [Member]
Net cash used in operating activities	(1,697)	(397)	0
Net cash used in investing activities	11,390	(4,402)	0
Net cash provided by financing activities	(9,559)	13,236	0
Net increase in cash and cash equivalents	134	8,437	0
Cash and cash equivalents, beginning of year	8,437	0	0
Cash and cash equivalents, end of year	$ 8,571	$ 8,437	$ 0